Principal Accounting Policies - Basis of presentation, principles of consolidation, and cost allocations (Details) ¥ in Millions		1 Months Ended		12 Months Ended
	Jan. 15, 2020 CNY (¥)	Dec. 31, 2023	Aug. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
2020 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual fixed license fees payable	¥ 2.0
Percentage of annual license fees payable in excess of revenue generated	50.00%
Agreement term	2 years
Annual license fees payable description	The annual license fees payable to Phoenix TV Group under the 2020 Program Resource License and Cooperation Agreement were RMB2.0 million plus 50% of the revenue generated from the use of the licensed program resource in excess of RMB2.0 million.
2021 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Agreement term			3 years
2023 Trademark License Agreement | Phoenix TV Group
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Supplemental agreement description		The 2023 Trademark License Agreements extended the terms of the 2020 Trademark License Agreements to December 7, 2026 and covered additional trademarks registered in various classes containing the double-phoenix logo together with the Chinese or English words of “Phoenix New Media” or “ifeng” and other variations. The 2023 Trademark License Agreements also changed the licensed territory from “Mainland China” to “countries or territories where the trademark is registered” and authorized sub-license of the relevant trademarks to the Group’s affiliated companies for the purpose of account registration on any third-party platforms. Except for above terms, the 2023 Trademark License Agreements did not change the other terms of the 2020 Trademark License Agreements.
Trademark license agreement extend expiration date		Dec. 07, 2026
Trademark Content License Fee | 2021 Program Resource License and Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual fixed license fees payable			¥ 45.0
Trademark license fee | New Agreements | Phoenix TV Group | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue from which the annual license fee payable is derived				2.00%
Fixed fee for each company | $				$ 100,000